SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash at bank and term deposits are deposited in financial institutions

	As of December 31,
	2019	2020
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in EUR	—	754
—Denominated in RMB	90,078,714	35,981,659
—Denominated in USD	178,359,872	165,010,781

Total cash balances held at mainland PRC financial institutions	268,438,586	200,993,194

Financial institutions in the United States
—Denominated in USD	3,523,116	5,727,377

Total cash balances held at United States financial institutions	3,523,116	5,727,377

Financial institutions in the Hong Kong S.A.R.
—Denominated in HKD	—	431,735
—Denominated in USD	6,015,191	18,963,059

Total cash balances held at Hong Kong S.A.R. financial institutions	6,015,191	19,394,794

Financial institutions in Indonesia
—Denominated in IDR	—	2,646
—Denominated in USD	1,765,448	468,408

Total cash balances held at Indonesia financial institutions	1,765,448	471,054

Total cash balances held at financial institutions	279,742,341	226,586,419

Summary of reconciliation of cash and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows

	As of December 31,
	2019	2020
	RMB	RMB
Cash	279,945,942	227,004,137
Restricted cash	221,656,071	168,469,077
Total cash and restricted cash	501,602,013	395,473,214

Schedule of estimated useful lives of property and equipment

Building	50 years
Machinery and equipment	3 - 10 years
Furniture	3 - 5 years
Leasehold improvements	3 years
Office and electronic equipment	2 - 5 years
Motor vehicles	4 years

Summary of changes in the contract liabilities (advances from customers and deferred revenue)

Contract liabilities as of January 1, 2019 prior to adoption of ASC 606	33,406,992
Reclassification of VAT payable to Accrued expenses and other liabilities as of January 1, 2019 as a result of adoption of ASC 606	(2,348,375)
Cash received in advance, excluding VAT	1,967,468,291
Revenue recognized from opening balance of contract liabilities	(30,823,816)
Revenue recognized from contract liabilities arising during 2019	(1,926,948,050)
Contract liabilities as of December 31, 2019	40,755,042
Cash received in advance, excluding VAT	2,364,340,559
Revenue recognized from opening balance of contract liabilities	(38,584,009)
Revenue recognized from contract liabilities arising during 2020	(2,301,117,311)
Contract liabilities as of December 31, 2020	65,394,281

Schedule of concentration of customers and suppliers

	For the Year Ended December 31,
	2018		2019		2020
	RMB	%	RMB	%	RMB	%
Supplier A	193,555,999	15%	225,527,597	15%	*	*
Supplier B	150,385,652	12%	173,723,118	11%	*	*

Customers accounting for 10% or more of accounts receivable, net are as follows:

	As of December 31,
	2019		2020
	RMB	%	RMB	%
Customer Y	*	*	30,309,591	30%
Customer Z	46,263,295	40%	*	*

Customers accounting for 10% or more of advances from customers are as follows:

	As of December 31,
	2019		2020
	RMB	%	RMB	%
Customer X	1,090,262	15%	*	*
Customer W	767,993	10%	*	*
Customer Z	*	*	20,876,460	52%

Suppliers accounting for 10% or more of accounts payable are as follows:

	As of December 31,
	2019		2020
	RMB	%	RMB	%
Supplier A	26,134,706	10%	*	*
*	The amount was less than 10% of total balance.